Long-Lived Assets	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Long-Lived Assets

4. LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of our goodwill for the nine months ended September 29, 2012 are presented below (in thousands):

Balance, beginning of period	$1,228,778
Foreign currency translation adjustments	1,163

Balance, end of period	$1,229,941

Intangible assets, net

Identifiable intangible assets consisted of the following (in thousands):

September 29, 2012	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$570,037	$(222,422)	$347,615
Patents and technology	460,961	(186,158)	274,803
Trademarks and trade names	23,650	(3,565)	20,085
Distributor contracts and relationships	5,226	(1,825)	3,401
Non-compete agreements	3,654	(1,518)	2,136

	$1,063,528	$(415,488)	648,040

Indefinite-lived intangible assets:
Trademarks and trade names			411,896

Net identifiable intangible assets			$1,059,936

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$569,528	$(181,396)	$388,132
Patents and technology	460,624	(156,290)	304,334
Trademarks and trade names	23,650	(1,807)	21,843
Distributor contracts and relationships	5,089	(1,206)	3,883
Non-compete agreements	3,636	(883)	2,753

	$1,062,527	$(341,582)	720,945

Indefinite-lived intangible assets:
Trademarks and trade names			411,749

Net identifiable intangible assets			$1,132,694

Our definite-lived intangible assets are being amortized using the straight-line method over their remaining weighted average useful lives of 7.0 years for customer relationships, 10.0 years for patents and technology, 4.2 years for distributor rights, 8.5 years for trademarks and trade names, and 2.8 years for non-compete agreements. Based on our amortizable intangible asset balance as of September 29, 2012, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

Remaining 2012	$23,589
2013	91,216
2014	89,150
2015	84,690
2016	80,836
Thereafter	278,559

$648,040

8.	LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of goodwill are presented in the table below (in thousands):

	Year Ended December 31,
	2011	2010
Balance, beginning of year	$1,188,887	$1,191,497
Acquisitions (see Note 3)	165,672	64
Impairment of goodwill	(124,106)	—
Foreign currency translation	(1,675)	(2,674)

Balance, end of year	$1,228,778	$1,188,887

During the fourth quarter of 2011, we conducted our annual goodwill impairment test. As a result of this test, we determined that the carrying value of our Empi and Surgical Implant reporting units was in excess of its estimated fair value. Fair value was estimated using the income approach valuation methodology which includes the discounted cash flow method and the market approach valuation methodology which includes the use of market multiples.

As a result, we recorded an aggregate goodwill impairment charge of $124.1 million, consisting of $76.7 million for the Empi reporting unit, within the Recovery Sciences segment and $47.4 million for the Surgical Implant reporting unit. This impairment charge was included in impairment of goodwill and intangible assets in our consolidated statement of operations.

The goodwill impairment in our Empi reporting unit resulted primarily from reductions in our projected operating results due to unfavorable decisions made by certain third party payors related to insurance pricing for certain products sold by the Empi business.

The goodwill impairment in our Surgical Implant reporting unit resulted primarily from reductions in our projected operating results and estimated future cash flows for the business.

We have five other reporting units with goodwill assigned to them. For each of those five reporting units, the estimated fair values exceed their carrying value.

Identifiable intangible assets consisted of the following (in thousands):

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite lived intangible assets:
Customer relationships	$569,528	$(181,396)	$388,132
Patents and technology	460,624	(156,290)	304,334
Trademarks and trade names	23,650	(1,807)	21,843
Distributor contracts and relationships	5,089	(1,206)	3,883
Non-compete agreements	3,636	(883)	2,753

	$1,062,527	$(341,582)	720,945

Indefinite lived intangible assets:
Trademarks and trade names			411,749

Net identifiable intangible assets			$1,132,694

December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite lived intangible assets:
Customer relationships	$484,115	$(130,362)	$353,753
Patents and technology	447,437	(119,985)	327,452
Distributor contracts and relationships	789	(482)	307
Non-compete agreements	459	(129)	330

	$932,800	$(250,958)	681,842

Indefinite lived intangible assets:
Trademarks and trade names			428,999

Net identifiable intangible assets			$1,110,841

During the fourth quarter of 2011, as a result of our annual impairment test of our indefinite lived intangible assets, we determined that the carrying value of our Empi trade name was in excess of its estimated fair value and recorded an impairment charge of $16.9 million. This impairment charge was included in impairment of goodwill and intangible assets in our consolidated statement of operations.

Our definite lived intangible assets are being amortized using the straight line method over their remaining weighted average useful lives of 7.7 years for customer relationships, 10.4 years for patents and technology, 5.0 years for distributor contracts and relationships, 9.2 years for trademarks and trade names, and 3.5 years for non-compete agreements. Based on our amortizable intangible asset balance as of December 31, 2011, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

2012	$97,004
2013	91,116
2014	89,098
2015	84,679
2016	80,808
Thereafter	278,240

$720,945

Our goodwill and intangible assets by segment are as follows (in thousands):

December 31, 2011	Goodwill	Intangible Assets, Net
Bracing and Vascular	$705,954	$949,335
Recovery Sciences	419,299	134,693
International	103,525	31,380
Surgical Implant	—	17,286

	$1,228,778	$1,132,694

December 31, 2010	Goodwill	Intangible Assets, Net
Bracing and Vascular	$565,298	$700,953
Recovery Sciences	495,999	353,323
International	80,184	36,453
Surgical Implant	47,406	20,112

	$1,188,887	$1,110,841